Leases - Summary of Maturity Analysis - Contractual Undiscounted Cash Flows (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Maturity Analysis for Lease Liabilites [Line Items]
Gross lease liabilities	$ 91	$ 110
Less than one year
Disclosure of Maturity Analysis for Lease Liabilites [Line Items]
Gross lease liabilities	8	9
One to five years
Disclosure of Maturity Analysis for Lease Liabilites [Line Items]
Gross lease liabilities	31	37
More than five years
Disclosure of Maturity Analysis for Lease Liabilites [Line Items]
Gross lease liabilities	$ 52	$ 64